SCHEDULE OF ALLOWANCE FOR EXPECTED CREDIT LOSSES (Details) - USD ($)	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Risks and Uncertainties [Abstract]
Balance at the beginning of the period	$ (87,880)
Additions
Foreign currency translation	657
Balance at the end of the period	$ (87,223)